Fair Value Measurements - Schedule of Changes in the Fair Value of Financial Liabilities (Details) - USD ($)	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	$ 7,350,083	$ 6,921,000
Initial fair value at issuance	7,213,234	581,016
Conversion		(450,550)
Additions to principal		442,500
(Gain) Loss on change in fair value		(143,895)
Fair value as of end of the year	6,921,000	7,350,071
Quantum Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		3,248,000
Initial fair value at issuance		0
Conversion		(550)
Additions to principal		380,000
(Gain) Loss on change in fair value		200,675
Fair value as of end of the year	3,248,000	3,828,125
Exchange Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	6,155,925	1,499,000
Initial fair value at issuance	0	0
Conversion		(450,000)
Additions to principal		0
(Gain) Loss on change in fair value		(20,842)
Fair value as of end of the year	1,499,000	1,028,158
Equity Line Of Credit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year	694,512	80,000
Initial fair value at issuance	0	0
Conversion		0
Additions to principal		0
(Gain) Loss on change in fair value		(37,606)
Fair value as of end of the year	80,000	42,394
September Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		2,094,000
Initial fair value at issuance		0
Conversion		0
Additions to principal		0
(Gain) Loss on change in fair value		(50,240)
Fair value as of end of the year	2,094,000	2,043,760
Common Stock Issuance Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		0
Initial fair value at issuance		238,020
Conversion		0
Additions to principal		0
(Gain) Loss on change in fair value		(156,273)
Fair value as of end of the year	0	81,747
May 2025 Convertible Note [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value as of beginning of the year		0
Initial fair value at issuance		342,996
Conversion		0
Additions to principal		62,500
(Gain) Loss on change in fair value		(79,609)
Fair value as of end of the year	$ 0	$ 325,887